Expense Example - FidelityBalancedK6Fund-PRO - FidelityBalancedK6Fund-PRO - Fidelity Balanced K6 Fund - Fidelity Balanced K6 Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406